Leases - Summary of Components of Lease Expense (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Line Items]
Total operating lease cost	$ 570
Amortization of right-of-use assets Property and equipment, net	25
Interest on lease liabilities Interest expense	5
Total finance lease cost	30
Cost of Product Revenue [Member]
Leases [Line Items]
Total operating lease cost	165
Research and Development [Member]
Leases [Line Items]
Total operating lease cost	245
General and Administrative [Member]
Leases [Line Items]
Total operating lease cost	$ 160